Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions
Summary of transactions with related parties
(a)	Transactions with related parties

	2020	2021
	RMB’000	RMB’000
Depreciation and interest expense
- A related company	2,182	2,040
Medical Equipment rental
-A related company	—	3,218

Summary of balances with related parties

	2020	2021
	RMB’000	RMB’000
Current (Note i)
Amounts due from related parties
Amounts due from related companies	94	—
Amounts due from non‑controlling interests	6,599	4,391
	6,693	4,391
Amounts due to related parties
Amounts due to related companies	620	473
Amounts due to non‑controlling interests	604	—
	1,224	473

Summary of key management compensation

	2020	2021
	RMB’000	RMB’000
Basic salaries and bonus	13,428	17,740
Share based compensation	54,662	24,547
Pension costs - defined contribution plans	214	376
	68,304	42,663

Summary of personal guarantees and corporate guarantee from related company

	2020	2021
	RMB’000	RMB’000
Bank borrowings of the Group secured by personal guarantees from Dr. Zhou Pengwu, Dr. Zhou Yitao and Ms. Ding Wenting and corporate guarantee from a related company	172,131	94,270
Bank borrowings of the Group secured by personal properties from Dr. Zhou Pengwu and Ms. Ding Wenting	25,725	9,000